SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Vehicles
Significant accounting policies
Estimated useful life (in years)	5 years
Minimum | Real estate
Significant accounting policies
Estimated useful life (in years)	5 years
Minimum | Fixed network and transportation
Significant accounting policies
Estimated useful life (in years)	4 years
Minimum | Mobile network access
Significant accounting policies
Estimated useful life (in years)	3 years
Minimum | Tower and pole
Significant accounting policies
Estimated useful life (in years)	10 years
Minimum | Switching equipment
Significant accounting policies
Estimated useful life (in years)	2 years
Minimum | Computer Equipment
Significant accounting policies
Estimated useful life (in years)	3 years
Minimum | Goods lent to customers at no cost
Significant accounting policies
Estimated useful life (in years)	2 years
Minimum | Power equipment and Installations
Significant accounting policies
Estimated useful life (in years)	2 years
Minimum | Machinery, diverse equipment and tools
Significant accounting policies
Estimated useful life (in years)	5 years
Maximum | Real estate
Significant accounting policies
Estimated useful life (in years)	50 years
Maximum | Fixed network and transportation
Significant accounting policies
Estimated useful life (in years)	20 years
Maximum | Mobile network access
Significant accounting policies
Estimated useful life (in years)	7 years
Maximum | Tower and pole
Significant accounting policies
Estimated useful life (in years)	20 years
Maximum | Switching equipment
Significant accounting policies
Estimated useful life (in years)	7 years
Maximum | Computer Equipment
Significant accounting policies
Estimated useful life (in years)	5 years
Maximum | Goods lent to customers at no cost
Significant accounting policies
Estimated useful life (in years)	4 years
Maximum | Power equipment and Installations
Significant accounting policies
Estimated useful life (in years)	12 years
Maximum | Machinery, diverse equipment and tools
Significant accounting policies
Estimated useful life (in years)	10 years